Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021 engine	Dec. 31, 2021	Dec. 31, 2021 engine	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 aircraft	Dec. 31, 2021 agreement	Dec. 31, 2021	Dec. 31, 2020 MXN ($) aircraft	Dec. 31, 2019 MXN ($) agreement aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent				$ 775,579				$ 421,030	$ 295,720
Number of aircraft added to fleet | aircraft					15			7	7
Number of aircraft with lease term extended	1		3			15			1
Number of engine agreements for which lease term extended | agreement						3
Maintenance deposits expensed to contingent rent prior to lease extensions				0
Length of time before routine aircraft and engine maintenance is required		24 months
Maximum length of time before routine aircraft and engine maintenance		36 months
Depreciation				1,022,012				$ 797,827	$ 587,849
Capitalized borrowing costs				143,966				$ 384,038	$ 456,313
Rate used to determine amount of borrowing cost							2.76%	3.58%	5.10%
Finance pre-delivery payments of aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				117,638				$ 73,952
Constructions and improvements
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				16,261				16,379
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				5,630				7,613
Annual depreciation rate							25.00%
Workshop tools
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				3,612				2,374
Annual depreciation rate							33.30%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				1,168				1,373
Annual depreciation rate							10.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				1,013				1,095
Annual depreciation rate							10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				1,928				1,549
Annual depreciation rate							10.00%
Motorized transport equipment platform.
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate							25.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				762				558
Annual depreciation rate							20.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				5,571				5,768
Annual depreciation rate							10.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions				1,742,979				646,219
Amortization of major maintenance leasehold improvement				838,433				652,091	$ 450,371
Depreciation				$ 865,993				$ 684,633
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		7 days
Length of time before major aircraft and engine maintenance is required		5 years
Minimum | Finance pre-delivery payments of aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate							4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		14 days
Duration of major aircraft and engine maintenance		42 days
Length of time before major aircraft and engine maintenance is required		6 years
Maximum | Finance pre-delivery payments of aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate							16.70%